Document and Entity Information Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Entity Registrant Name	ASML HOLDING NV
Entity File Number	001-33463
Entity Incorporation, State or Country Code	P7
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	419,810,706
Entity Address, Address Line One	De Run 6501
Entity Address, City or Town	Veldhoven
Entity Address, Postal Zip Code	5504 DR
Entity Address, Country	NL
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Trading Symbol	ASML
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Skip Miller
City Area Code	480
Local Phone Number	235 0934
Contact Personnel Email Address	skip.miller@asml.com
Entity Address, Address Line One	2650 W Geronimo Place
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85224
Entity Address, Country	US